SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

On October 21, 2024, the Company effected a one (1) for seventeen (17) reverse stock split of its outstanding enhanced voting preference shares.

All enhanced voting preference shares information in these consolidated financial statements have been restated to reflect the reverse stock split on a retroactive basis.

NOTE 19 – SUBSEQUENT EVENTS

On January 4, 2024, the Company issued 17,915 common shares (94 common shares post reverse splt) to two directors following the vesting of RSU’s with a fair value of $2.99, for a compensation amount of $53,568.

On January 10, 2024, the Company granted 410,000 RSUs (2,158 RSUs post reverse split) to five directors of the Company, the RSUs will vest over 4 months and a day.

On January 10, 2024, the Company cancelled 565,000 stock options (2,974 stock options post reverse split) that were previously granted to 4 directors of the Company.

On January 16, 2024, the Company granted 60,000 RSUs (316 RSUs post reverse split) and 650,000 stock options (3,421 stock options post reverse split) to a consultant of the Company, the RSUs will vest over 4 months and a day, the stock options vest as follows: 150,000 on the date of the grant (789 post reverse split) and 100,000 every month thereafter (526 post reverse split) every month thereafter.

On February 5, 2024, the Company granted 39,753 RSUs (209 RSUs post reverse split) to a consultant of the Company, the RSUs will vest over 4 months and a day.

On March 5, 2024, the Company granted 60,083 RSUs (316 RSUs post reverse split) to a consultant of the Company, the RSUs will vest over 4 months and a day.

On March 14, 2024 the Company announced the closing of an underwritten public offering with gross proceeds to the Company of approximately US$7.0 million, before deducting underwriting discounts and other estimated expenses paid by the Company. The offering was for sale of 116,666,667 units (614,109 units post reverse split), each consisting of one common share or pre-funded warrant, one series A warrants and two series B warrants. The offering price was US$0.06 per unit.

As of March 14, 2024, the Company’s common shares no longer were listed on the Canadian Securities Exchange following a voluntary delisting.

On March 15, 2024, the Company announced a 1 for 190 reverse stock split of its outstanding common shares that will be effective on March 22, 2024.

On April 5, 2024, the Company issued 95 common shares to two directors following the vesting of RSU’s with a fair value of $2.99, for a compensation amount of $53,568.

On April 8, 2024, the Company granted 1,180,000 RSUs to directors and consultants of the Company, the RSUs vested immediately, and 1,180,000 common shares were issued with a fair value of $1.49 for a compensation amount of $1,762,944.

On April 9, 2024, the Company granted 100,000 RSUs to a consultant of the Company, the RSUs vested immediately, and 100,000 common shares were issued with a fair value of $1.44 for a compensation amount of $143,927.

On May 27, 2024, pursuant to a Settlement Agreement Dated May 27, 2024 (the “Settlement Agreement”), the Company issued 450,000 common shares (valued at US$400,500) in settlement of a dispute with the co-owner of a farm following the Company’s decision to suspend the construction of a cannabis farm on that property. Under the Settlement Agreement, the shares are to be held in escrow by the Company until the earlier of (a) the third anniversary of the Settlement Agreement, or (b) the date on which the Company’s board of directors resolves not to construct the cannabis farm. The number of shares to be released is subject to adjustment in the event that the market price of the Company’s common shares is lower than US$0.89 per share on the date of release.

On June 14, 2024, the Company issued 1,238,525 common shares to three directors following the vesting of RSU’s with a fair value of $0.97, for a compensation amount of $1,204,089.

On June 19, 2024, the Company issued 23,543 common shares to directors and consultants of the Company following the vesting of RSU’s with a fair value of $0.96, for a compensation amount of $22,657.

As of June 30, 2024, the Company issued 614,109 common shares following the closing of the underwritten public offering on March 14, 2024 as well as 7,020,384 common shares following the cashless exercise of A warrants and 172,766 common shares following the exercise of B warrants at an exercise price of US$1.3643 per common share.